Submission	Mar. 17, 2026
Submission [Line Items]
Central Index Key	0002116045
Registrant Name	G-X Private Equity
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A